Schedule of detailed information about options issued and outstanding (Details)	9 Months Ended
	May 31, 2022 shares $ / shares	May 31, 2022 shares $ / shares	Aug. 31, 2021 shares $ / shares	May 31, 2021 shares $ / shares	Aug. 31, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding options	517,452	517,452	692,938	237,760	253,121
Weighted average exercise price | (per share)	$ 11.47	$ 14.70	$ 11.64	$ 12.13	$ 12.73
Weighted average remaining contractual term	3 years 10 months 20 days
Option One [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jun. 30, 2022
Outstanding options	4,428	4,428
Weighted average exercise price | (per share)	$ 118.15	$ 153.45
Weighted average remaining contractual term	29 days
Option Two [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Apr. 01, 2023
Outstanding options	47,499	47,499
Weighted average exercise price | (per share)	$ 7.91	$ 11.25
Weighted average remaining contractual term	10 months 2 days
Option Three [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Oct. 31, 2023
Outstanding options	64,997	64,997
Weighted average exercise price | (per share)	$ 7.91	$ 11.25
Weighted average remaining contractual term	1 year 5 months 1 day
Option Four [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jan. 29, 2025
Outstanding options	46	46
Weighted average exercise price | (per share)	$ 76.43	$ 106.50
Weighted average remaining contractual term	2 years 8 months 1 day
Option Five [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Aug. 25, 2025
Outstanding options	340	340
Weighted average exercise price | (per share)	$ 76.43	$ 106.50
Weighted average remaining contractual term	3 years 2 months 26 days
Option Six [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Sep. 23, 2025
Outstanding options	11	11
Weighted average exercise price | (per share)	$ 76.43	$ 106.50
Weighted average remaining contractual term	3 years 3 months 25 days
Option Seven [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Feb. 10, 2026
Outstanding options	1,434	1,434
Weighted average exercise price | (per share)	$ 76.43	$ 106.50
Weighted average remaining contractual term	3 years 8 months 12 days
Option Eight [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	May 19, 2026
Outstanding options	4	4
Weighted average exercise price | (per share)	$ 76.43	$ 106.50
Weighted average remaining contractual term	3 years 11 months 19 days
Option Nine [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	May 23, 2026
Outstanding options	9	9
Weighted average exercise price | (per share)	$ 76.43	$ 106.50
Weighted average remaining contractual term	3 years 11 months 23 days
Option Ten [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jun. 24, 2026
Outstanding options	240,826	240,826
Weighted average exercise price | (per share)	$ 12.21	$ 15.04
Weighted average remaining contractual term	4 years 25 days
Option Eleven [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jul. 01, 2026
Outstanding options	10,000	10,000
Weighted average exercise price | (per share)	$ 12.00	$ 14.87
Weighted average remaining contractual term	4 years 1 month 2 days
Option Twelve [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jul. 02, 2026
Outstanding options	48,984	48,984
Weighted average exercise price | (per share)	$ 12.21	$ 15.08
Weighted average remaining contractual term	4 years 1 month 2 days
Option Thirteen [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Aug. 20, 2026
Outstanding options	20,000	20,000
Weighted average exercise price | (per share)	$ 6.05	$ 7.78
Weighted average remaining contractual term	4 years 2 months 19 days
Option Fourteen [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Mar. 03, 2027
Outstanding options	1,256	1,256
Weighted average exercise price | (per share)	$ 76.43	$ 106.50
Weighted average remaining contractual term	4 years 9 months 3 days
Option Fifteen [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jul. 31, 2027
Outstanding options	133	133
Weighted average exercise price | (per share)	$ 76.43	$ 106.50
Weighted average remaining contractual term	5 years 2 months 1 day
Option Sixteen [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Nov. 03, 2027
Outstanding options	133	133
Weighted average exercise price | (per share)	$ 76.43	$ 106.50
Weighted average remaining contractual term	5 years 5 months 4 days
Option Seventeen [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Nov. 07, 2029
Outstanding options	36,586	36,586
Weighted average exercise price | (per share)	$ 5.38	$ 7.50
Weighted average remaining contractual term	7 years 5 months 8 days
Option Eighteen [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Dec. 02, 2030
Outstanding options	1,333	1,333
Weighted average exercise price | (per share)	$ 7.38	$ 9.50
Weighted average remaining contractual term	8 years 6 months 3 days
Option Ninteen [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jun. 14, 2031
Outstanding options	10,683	10,683
Weighted average exercise price | (per share)	$ 11.69	$ 14.20
Weighted average remaining contractual term	9 years 14 days
Option Twenty [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Nov. 23, 2031
Outstanding options	10,000	10,000
Weighted average exercise price | (per share)	$ 9.82	$ 12.45
Weighted average remaining contractual term	9 years 5 months 26 days
Option Twenty One [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Dec. 31, 2026
Outstanding options	3,750	3,750
Weighted average exercise price | (per share)	$ 3.05	$ 3.87
Weighted average remaining contractual term	4 years 7 months 2 days
Option Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Options, expiry date	Jan. 31, 2027
Outstanding options	15,000	15,000
Weighted average exercise price | (per share)	$ 3.07	$ 3.90
Weighted average remaining contractual term	4 years 8 months 1 day